Average Annual Total Returns - Steward Large Cap Enhanced Index Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class 10 Years	Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions 5 Years	Institutional Class Return After Taxes on Distributions 10 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.25%	12.49%	12.09%	12.74%	12.85%	12.47%	10.00%	11.77%	11.00%	8.86%	10.08%	9.96%	18.40%	15.22%	13.88%